INITIAL PUBLIC OFFERING ("IPO") (Tables)	12 Months Ended
Dec. 31, 2013
INITIAL PUBLIC OFFERING ("IPO")[Abstract]
Schedule of Number of Ordinary Shares Outstanding Following the IPO

Number of shares
Ordinary shares outstanding at September 30, 2013	3,167,304
Ordinary shares issued following the conversion of the preferred shares outstanding	12,905,312
Ordinary shares issued following the exercise of preferred share warrants and subsequent conversion	385,084
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares)	5,073,800
Total ordinary shares outstanding at October 2, 2013	21,531,500